FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Derivative Instruments

To hedge the current balance sheet positions of the Company against market risks, the following derivative instruments are used and consist of the balances in the following table, as of December 31, 2021 and 2020:

Description	Fair value (Level 2)
	Consolidated
	2021	2020
Financial derivatives	516,386	1,857,869
Operating derivatives	251	(11,092)
Total	516,637	1,846,777

Summary of financial derivative positions

As of December 31, 2021 and 2020, the derivative balances are composed as follows:

Financial derivatives

Consolidated	Fair value		Gain (loss) of fair value adjustment
Description	2021	2020	2021	2020
Swap agreements: (a)
Asset position:
Long position - U.S. dollar	6,881,981	4,683,900	978,350	421,897

Liability position:
Post-fixed CDI Rate:
Short position in CDI	(6,348,442)	(2,803,797)	(823,887)	(172,885)

Forward contracts (NDF):
Liability position:
Post-fixed CDI Rate:	(137)	-	(137)	-
Short position at interbank rate	(17,016)	(22,234)	94	(16,778)
Total net derivative instruments:	516,386	1,857,869	154,420	232,234
a)	Swap transactions consist of swapping the exchange rate variation for a correction related to a percentage of the fluctuation of the Certificate of Bank Deposits (post-fixed CDI), in the case of Brazil.

Schedule of changes in net financial derivatives

Below are the changes in net derivatives balances for the years ended on December 31, 2021 and 2020:

Consolidated
Balance as of December 31, 2019	725,572
Losses from swap and forward derivative contracts	1,090,299
Payment of funds due to settlement of derivative transactions – operating activity	(211,722)
Proceeds received due to settlements - financing activity	38,835
Exchange rate variation (OCI)	203,793
Balance as of December 31, 2020	1,846,777
Losses from swap and forward derivative contracts	441,554
Payment of funds due to settlement of derivative transactions – operational activity	(1,570,584)
Proceeds received due to settlements - financing activity	9,040
Exchange rate variation (OCI)	(210,150)
Balance as of December 31, 2021	516,637

Schedule of operating forward derivative instruments

As of December 31, 2021 and 2020, the Company maintains forward derivative instruments, with the purpose of hedging the foreign exchange risk of operating cash flows (such as import and export transactions):

Description	Fair value
	2021	2020
Net position in GBP and USD	(404)	(7,670)
Forward contracts	655	(3,422)
Total of derivative instruments, net	251	(11,092)

Disclosure Of Net Asset Exposure

For the foreign exchange risk sensitivity analysis, the Company’s Management believes that it is important to consider, in addition to the assets and liabilities with exposure to fluctuations in exchange rates recorded in the balance sheet, the fair value of the financial instruments entered into by the Company to hedge certain exposures as of December 31, 2021 and 2020, as set forth in the table below:

	Consolidated
	2021	2020
Borrowing and financing in foreign currency in Brazil (a)	(5,897,015)	(4,246,692)
Trade accounts receivable in foreign currency in Brazil	307,433	236,782
Trade accounts payable in foreign currencies in Brazil	(37,390)	(14,459)
Fair value of financial derivatives	6,882,499	4,680,478
Net asset exposure	1,255,527	656,109

(a)    Excluding transaction costs.

Disclosure Of Net Foreign Exchange Exposure

The following table shows the projection of the incremental loss that would have been recognized in profit or loss for the subsequent year, if the current net foreign exchange exposure remains static, based on the following scenarios:

	Consolidated
Parity - R$ vs US$	5.5805	5.7021	4.2765	2.8510
	Scenario	Scenario	Scenario I	Scenario II
Operation/Instrument	Real	Probable	Depreciation 25%	Depreciation 50%
Assets denominated in US$
Fair value of “financial” derivatives	6,882,499	7,032,419	5,274,315	3,516,210
Trade accounts receivable in foreign currency in Brazil	307,433	314,130	235,597	157,065

Liabilities denominated in US$
Borrowing and financing in foreign currency in Brazil	(5,897,015)	(6,025,469)	(4,519,102)	(3,012,734)
Trade accounts payable in foreign currencies in Brazil	(37,390)	(38,204)	(28,653)	(19,102)
Impact on net income and shareholders’ equity	1,255,527	27,349	(293,370)	(614,089)

Disclosure of Detailed Information About Cash Flow Hedged Items

The positions of derivative instruments designated as outstanding cash flow hedge on December 31, 2021 are set out below:

Cash flow hedge instrument – Consolidated

				Other comprehensive income
	Hedged item	Notional currency	Fair value	Accumulated contract gain (loss)	Gain (loss) in the period
Currency Swap – US$/R$	Currency	BRL	533,539	64,145	(215,944)
Forward agreements (The Body Shop and Avon)	Currency	BRL	-	-	5,173
Forward contract (Natura Indústria)	Currency	BRL	(129)	(129)	621
Total			533,410	64,016	(210,150)

Disclosure of changes in cash flow hedge reserve recorded in OCI

The changes in cash flow hedge reserve recorded in OCI are shown below:

Consolidated
Cash flow hedge balance as of December 31, 2019	42,729
Change in the fair value of hedge instrument recognized in OCI	178,006
Tax effects on fair value of hedge instrument	(61,658)
Cash flow hedge balance as of December 31, 2020	159,077
Change in the fair value of hedge instrument recognized in OCI	(210,150)
Tax effects on fair value of hedge instrument	72,939
Cash flow hedge balance as of December 31, 2021	21,866

Disclosure of Detailed Information About Interest Rate Risks of Transactions
Consolidated
Total borrowing, financing, and debentures - in local currency (note 20)	(6,914,117)
Operations in foreign currency with derivatives related to CDI (a)	(5,802,715)
Short-term investments (notes 7 and 8)	2,636,599
Net exposure	(10,080,233)
a)	Refers to transactions involving derivatives related to CDI to hedge the borrowing, financing and debentures arrangements raised in foreign currency in Brazil.

Summary of Net Exposure to Interest Rate Risk by Scenario

The following tables show the projection of incremental loss that would have been recognized in profit or loss for the following year, assuming that the current net liability exposure is static and the following scenarios:

	Description	Company Risk	Probable scenario	Scenario II	Scenario III
Consolidated	Net liability	Rate increase	(110,883)	(369,189)	(627,495)

Summary of net working capital

Management monitors the Company’s liquidity level considering the expected cash flows in exchange for unused credit facilities, as shown in the following table:

	Consolidated
	2021	2020
Total current assets	17,449,877	18,734,820
Total current liabilities	(13,693,877)	(16,159,586)
Total net working capital	3,756,000	2,575,234

Disclosure of Maturity Analysis for Non-Derivative Financial Liabilities
Consolidated	Less than one year	One to five years	Over five years	Total expected cash flow	Interest to be accrued	Carrying amount
Borrowing, financing and debentures	1,339,240	7,288,382	7,495,223	16,122,845	(3,406,013)	12,716,832
Lease liability	1,154,697	2,086,269	829,511	4,070,477	(522,615)	3,547,862
Trade accounts payables, related parties and reverse factoring operations	6,770,579	-	-	6,770,579	-	6,770,579
Dividends payable	180,772	-	-	180,772	-	180,772

As of December 31, 2021, the carrying amount of financial liabilities, measured using the amortized cost method, considering interest payments at a floating rate and the value of debt securities reflecting the forward market interest rates, may be changed due to the variation in floating interest rates. Their corresponding maturities, considering that the Company is in compliance with contractual covenants, are evidenced below:

Disclosure of carrying amounts and fair values of the Company’s financial instruments

The carrying amounts and fair values of the Company’s financial instruments as of December 31, 2021 and 2020 is presented as follows:

Consolidated				Carrying amount		Fair value
	Note	Classification by category	Fair value hierarchy	2021	2020	2021	2020
Financial assets
Cash and cash equivalent	7
Cash and banks		Amortized cost	Level 2	3,349,398	4,436,576	3,349,398	4,436,576
Certificate of bank deposits		Amortized cost	Level 2	7,639	808,988	7,639	808,988
Repurchase operations		Fair value through profit or loss	Level 2	650,220	576,108	650,220	576,108
				4,007,257	5,821,672	4,007,257	5,821,572
Short-term investments	8
Government securities		Fair value through profit or loss	Level 2	435,898	864,940	435,898	864,940
Restricted cash		Fair value through profit or loss	Level 2	44	40,425	44	40,425
Financial treasury bills		Fair value through profit or loss	Level 2	646,586	505,152	646,586	505,152
Loan investment fund		Fair value through profit or loss	Level 2	896,212	817,253	896,212	817,253
DBV Fund		Fair value through profit or loss	Level 3	36,921	16,104	36,921	16,104
Certificate of bank deposits		Fair value through profit or loss	Level 2	-	292,878	-	292,878
				2,015,661	2,536,752	2,015,661	2,536,752

Trade receivables	9	Amortized cost	Level 2	3,476,359	3,597,535	3,476,359	3,597,535
Judicial deposits	13	Amortized cost	Level 2	585,284	566,190	585,284	566,190
Carbon Credits	15	Fair value through profit or loss	Level 2	11,479	4,097	11,479	4,097
Sublease receivables	15	Amortized cost	Level 2	347,174	357,538	347,174	357,538
Receivables from service providers	15	Amortized cost	Level 1	162,268	135,030	-	135,030
				4,582,564	4,660,390	4,582,564	4,660,390

Financial and operating derivatives		Fair value – Hedge accounting instruments	Level 2	533,410	1,768,122	533,410	1,768,122
Financial and operating derivatives		Fair value through profit or loss	Level 2	441,719	139,856	441,719	139,856
				975,129	1,907,978	975,129	1,907,978
Financial liabilities
Borrowing, financing and debentures	20
Borrowing in local currency		Amortized cost	Level 2	(6,914,117)	(9,591,809)	(2,100,465)	(9,466,921)
Foreign currency borrowings		Amortized cost	Level 2	(5,802,715)	(4,231,104)	(5,755,272)	(4,459,081)
				(12,716,832)	(13,822,913	(7,855,737)	(13,926,002)

Carbon credits		Fair value through profit or loss	Level 2	(19,511)	(5,560)	(19,511)	(5,560)

Financial and operating derivatives		Fair value through profit or loss	Level 2	(458,492)	(61,201)	(458,492)	(61,201)

Lease	19	Amortized cost	Level 2	(3,547,862)	(3,858,455)	(3,547,862)	(3,858,455)
Trade payable and reverse factoring operations	21	Amortized cost	Level 2	(6,770,579)	(6,774,205)	(6,770,579)	(6,774,205)
Insurance payable	24	Amortized cost	Level 2	(127,413)	(159,094)	(127,413)	(159,094)
Dividends payable	25	Amortized cost	Level 2	(180,772)	-	(180,772)	-